Business Combinations (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure Of Business Combinations [Abstract]
Summary of Fair Values of Identifiable Net Assets of MAB Discovery

The fair values of the identifiable net assets of MAB Discovery as at the date of acquisition were:

Fair value recognized on acquisition
(in thousands)	MAB Discovery GmbH
Assets
Goodwill	€2,205
Other intangible assets	2,711
Property, plant and equipment	999
Inventories	135
Total identifiable net assets at fair value	€6,050
Cash flow on acquisition
(in thousands)	MAB Discovery GmbH

Net cash acquired	-
Cash paid	€6,050
Net cash flow on acquisition	€(6,050)